COLLABORATION INTEREST-BEARING ADVANCED FUNDING	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
COLLABORATION INTEREST-BEARING ADVANCED FUNDING	COLLABORATION INTEREST-BEARING ADVANCED FUNDING

	Effective interest rate (%)	December 31, 2025
		(In millions)
Current
Collaboration Interest-bearing Advanced Funding	6.70%	$319.1

Pursuant to the Janssen Agreement, the Company received funding advances from the collaborator over time. These funding advances are accounted for as interest-bearing borrowings funded by the collaborator, constituted by a principal amounting to $250.0 million and applicable interests accrued amounting to $69.1 million upon such principal as of December 31, 2025. The respective interest rate of each borrowing has transitioned from London Interbank Offered Rate ("LIBOR") to Secured Overnight Financing Rate ("SOFR") in accordance with the LIBOR ACT. Thus, outstanding advances accrue interest at 12 month CME term SOFR plus LIBOR/SOFR adjustment (12 month) plus a margin of 2.5%.

There is no specific maturity date for the funding advances. However, pursuant to the terms of the Janssen Agreement, the collaborator may recoup the aggregate amount of Funding Advances together with interest thereon from Company’s share of pre-tax profits starting from the first calendar quarter following the first profitable year of the collaboration program and, subject to some limitations, from milestone payments due to the Company under the Janssen
Agreement. The Company achieved a CARVYKTI profitable position by year end of 2025, and therefore the recoupment will be triggered. As of December 31, 2025, the Company estimated that the entire balance of $319.1 million would be recouped by Janssen within the next 12 months, and therefore such amount was classified as a current liability.

The interest for collaboration interest-bearing advanced funding was $17.9 million and $19.8 million for the years ended December 31, 2025, and 2024, respectively. These amounts are included in Finance Costs on the consolidated statement of profit or loss and other comprehensive income/(loss).